Borrowings - Narrative (Details) £ in Thousands, € in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£) claim	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 0		£ 0
Class Guarantee
Disclosure of detailed information about borrowings [line items]
Bank guarantees	£ 8,800		18,500
Number of claims | claim	0
Comtrade Group B.V. | Class Guarantee | Endava (UK) Ltd
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 6.0
DB Fernverkehr AG | Class Guarantee | Endava Berlin GmbH
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 5.9
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 0		£ 0
Undrawn borrowing facilities	£ 350,000